UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 5000
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    August 20, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107      20407       449600   X                        449600
Apache Corp              Common    037411105      20396       282692   X                        282692
Arena Resources Inc Com  Common    040049108       2545        79900   X                         79900
BP P.L.C.                Common    055622104        863        18100   X                         18100
CGG Veritas Sponsored A  Common    204386106       9640       533500   X                        533500
Cabot Oil & Gas          Common    127097103      14768       482000   X                        482000
Cameron International C  Common    13342B105       7052       249200   X                        249200
Canadian Natural Resour  Common    136385101      23278       443473   X                        443473
Chevron Corp             Common    166764100      14452       218148   X                        218148
Devon Energy Corp        Common    25179M103      14836       272211   X                        272211
EQT Corporation Com      Common    26884L109       2224        63700   X                         63700
El Paso Corporation      Common    28336L109       9187       995388   X                        995388
Endeavour International  Common    29259G101       8902      6545910   X                       6545910
Exxon Mobil Corp         Common    30231G102      15562       222600   X                        222600
Forest Oil Corp          Common    346091705       5438       364450   X                        364450
Hess Corporation         Common    42809H107      19573       364145   X                        364145
Mariner Energy Inc       Common    56845T305       1804       153500   X                        153500
National Fuel Gas Co     Common    636180101      13461       373100   X                        373100
National-Oilwell Varco,  Common    637071101      11237       344072   X                        344072
Noble Energy Inc         Common    655044105      20840       353400   X                        353400
Occidental Petroleum Co  Common    674599105      19836       301408   X                        301408
Petroleo Brasileiro Sa   Common    71654V101      20043       600800   X                        600800
Range Resouces Corp      Common    75281A109      11888       287080   X                        287080
Royal Dutch Shell Plc C  Common    780259206       2351        46850   X                         46850
Southern Union Company   Common    844030106       5935       322755   X                        322755
Southwestern Energy Co   Common    845467109      10979       282600   X                        282600
Spectra Energy Corp      Common    847560109      13693       809301   X                        809301
Talisman Energy, Inc     Common    87425E103      17687      1237717   X                       1237717
Transocean Inc Switzerl  Common    H8817H100      16451       221448   X                        221448
Whiting Petroleum Corpo  Common    966387102        531        15100   X                         15100
Williams Companies       Common    969457100      12459       798150   X                        798150
XTO Energy Inc           Common    98385X106      15432       404602   X                        404602

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   32

Form 13F Information Table Value Total:  383,752